Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Note 6. Other Current Assets At December 31, 2019 and 2018, other current assets consisted of the following (in thousands):
	2019	2018
Lab supplies	$77	$—
Prepaid expenses	469	267
	$546	$267